Business Developments (Narrative) (Details) (JPY ¥) Share data in Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 Morgan Stanley [Member]	Sep. 30, 2011 Morgan Stanley [Member]	Jun. 30, 2011 Morgan Stanley [Member]	Apr. 21, 2011 Morgan Stanley [Member]	May 01, 2010 MSMS [Member]	Mar. 30, 2011 Mitsubishi UFJ NICOS Co., Ltd. [Member]	Apr. 30, 2010 Union Bank, N.A. [Member]	Mar. 31, 2012 MUMSS [Member]	Nov. 24, 2011 MUMSS [Member]	Apr. 22, 2011 MUMSS [Member]	May 01, 2010 MUMSS [Member]
Schedule Of Business Development [Line Items]
Amount paid for the acquisition of subsidiary's common stock through the allotment to existing shareholders						¥ 85,000,000,000
Amount paid by Norinchukin for the acquisition of subsidiary's common stock through the allotment to existing shareholders						15,000,000,000
Percentage of ownership in the shares of a subsidiary						85.00%
Percentage of ownership in the shares of a subsidiary, held by Norinchukin						15.00%
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Goodwill							8,068,000,000
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Intangibles							1,648,000,000
Percentage of economic interest in an affiliate					60.00%
Percentage of economic and voting rights interests in a subsidiary											60.00%
Percentage of original interest in a subsidiary											100.00%
Percentage of economic and voting rights interests in a subsidiary											40.00%
Percentage of economic interest in an affiliate, held by Morgan Stanley					40.00%
Percentage of voting rights interest in an affiliate					49.00%
Percentage of voting rights interest in an affiliate, held by Morgan Stanley					51.00%
Noncontrolling interest recorded from an equity transaction in a subsidiary											127,000,000,000
Amount of capital surplus recorded from an equity transaction in a subsidiary											21,000,000,000
Amount of capital contribution									20,000,000,000	30,000,000,000
Employee termination expenses related to early retirement program								20,000,000,000
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests									8,000,000,000	12,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement									15,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement, by Morgan Stanley									10,000,000,000
Percentage of economic interest in a subsidiary									60.00%
Percentage share of the increase in the net asset value of a subsidiary, held by Morgan Stanley									40.00%
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock				808,266,000,000
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock			385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment			75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320,000,000
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock			3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock			22.40%
Impairment losses on investments to affiliate 's common stock		¥ 579,468,000,000
Percentage of decline in the quoted market price of affiliate 's common stock		41.00%